Interim Condensed Consolidated Statement of Changes in Equity - USD ($)		Issued capital [member]	Unlisted option reserve [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member]	Total
Opening balance as at July 1, 2023 at Jun. 30, 2021		$ 3,385,281			$ 1,945	$ (6,571,237)	$ (3,184,011)
IfrsStatementLineItems [Line Items]
Loss after tax						(11,197,450)	(11,197,450)
Other comprehensive (loss)					(31,312)		(31,312)
Total comprehensive (loss)					(31,312)	(11,197,450)	(11,228,762)
Share-based payments (see Note 16)				1,546,983			1,546,983
Issue of Shares from conversion of convertible notes (see Note 13)	[1]
Closing balance as at March 31, 2024 at Jun. 30, 2022		3,385,281		1,546,983	(29,367)	(17,768,687)	(12,865,790)
IfrsStatementLineItems [Line Items]
Loss after tax						(20,597,436)	(20,597,436)
Other comprehensive (loss)					(36,465)		(36,465)
Total comprehensive (loss)					(36,465)	(20,597,436)	(20,633,901)
Share-based payments (see Note 16)				2,365,384			2,365,384
Issue of Shares from conversion of convertible notes (see Note 13)	[1]
Closing balance as at March 31, 2024 at Jun. 30, 2023		3,385,281		3,912,367	(65,832)	(38,366,123)	(31,134,307)
IfrsStatementLineItems [Line Items]
Loss after tax						(10,903,028)	(10,903,028)
Other comprehensive (loss)					(98,128)		(98,128)
Total comprehensive (loss)					(98,128)	(10,903,028)	(11,001,156)
Share-based payments (see Note 16)				3,650,976			3,650,976
Issued of Shares fully paid net of Transaction cost (see Note 13)		8,789,914					8,789,914
Issue of Shares from conversion of convertible notes (see Note 13)		34,919,208					34,919,208
Advisor options forfeited (see Note 13)				(108,813)		108,813
Advisor options vested (see Note 13)		2,426,757		(2,426,757)
Closing balance as at March 31, 2024 at Mar. 31, 2024		49,521,160		5,027,773	(163,960)	(49,160,338)	5,224,635
Opening balance as at July 1, 2023 at Jun. 30, 2023		3,385,281		3,912,367	(65,832)	(38,366,123)	(31,134,307)
IfrsStatementLineItems [Line Items]
Loss after tax						(14,408,346)	(14,408,346)
Other comprehensive (loss)					(20,710)		(20,710)
Total comprehensive (loss)					(20,710)	(14,408,346)	(14,429,056)
Share-based payments (see Note 16)				4,521,598			4,521,598
Issued of Shares fully paid net of Transaction cost (see Note 13)		8,789,914					8,789,914
Issue of Shares from conversion of convertible notes (see Note 13)		32,177,751					32,177,751	[1],[2]
Issue of Unlisted Shares from conversion of convertible notes (see Note 17)			2,741,457				2,741,457
Exercise of options (see Note 16)		2,426,757		(2,426,757)
Advisor options forfeited (see Note 13)				(108,813)			(108,813)
Over allotment options lapsed (see Note 22)				(163,794)		163,794
Closing balance as at March 31, 2024 at Jun. 30, 2024		46,779,703	2,741,457	5,734,601	(86,542)	(52,610,675)	2,558,544
IfrsStatementLineItems [Line Items]
Loss after tax						(11,423,130)	(11,423,130)
Other comprehensive (loss)					(104,475)		(104,475)
Total comprehensive (loss)					(104,475)	(11,423,130)	(11,527,605)
Share-based payments (see Note 16)				2,113,151			2,113,151
Issue of Shares from conversion of convertible notes (see Note 13)	[2]
Exercise of options (see Note 16)		476,312		(476,312)
Issued Shares fully paid in lieu of services (see Note 13)		1,003,761		407,250			1,411,011
Issued Shares fully paid from private placement (see Note 13)		2,923,568					2,923,568
Shares issued as consideration for business combination		971,998					971,998
Closing balance as at March 31, 2024 at Mar. 31, 2025		$ 52,155,342	$ 2,741,457	$ 7,778,690	$ (191,017)	$ (64,033,805)	$ (1,549,333)

[1]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.
[2]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.